Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 30,871.5		₨ 35,972.8
Additional operating lease commitments with leases which have not yet commenced	1,562.4				$ 16.7
Operating lease expense	₨ 29,629.7	$ 315.8	25,248.2	₨ 25,447.4
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	1 year				1 year
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	18 years				18 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 61,162.2		₨ 60,331.1